Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes MDT Series
Entity Central Index Key	0001363526
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000035049
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	QALGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communications Services and Consumer Staples aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp. (Class A) and Spotify Technology SA and an underweight position in Apple Inc.

Top Detractors from Performance

  Poor stock selection among companies with high adjusted volatility and positive analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were an overweight position in QUALCOMM Incorporated and underweight positions in NVIDIA Corporation and Broadcom Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category
7/31/2015	$9,448	$10,000	$10,000	$10,000
7/31/2016	$9,106	$10,444	$10,435	$9,959
7/31/2017	$10,533	$12,130	$12,318	$11,696
7/31/2018	$13,417	$14,118	$15,132	$14,066
7/31/2019	$14,931	$15,113	$16,770	$15,351
7/31/2020	$18,949	$16,765	$21,774	$18,872
7/31/2021	$25,580	$23,258	$29,760	$25,580
7/31/2022	$23,296	$21,548	$26,210	$20,904
7/31/2023	$27,620	$24,273	$30,747	$23,888
7/31/2024	$35,698	$29,389	$39,029	$29,469
7/31/2025	$44,681	$33,998	$48,297	$35,664

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	18.28%	17.38%	16.15%
Class A Shares without sales load	25.16%	18.72%	16.81%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 1000® Growth Index	23.75%	17.28%	17.05%
Morningstar Large Growth Funds Category	20.58%	13.52%	13.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,324,886,978
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 13,040,469
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,324,886,978 Number of Investments101 Portfolio Turnover58% Total Advisory Fees Paid$13,040,469
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Energy	0.1%
Utilities	0.4%
Materials	0.9%
Consumer Staples	3.0%
Financials	5.6%
Industrials	6.6%
Health Care	7.0%
Communication Services	11.9%
Consumer Discretionary	12.1%
Information Technology	49.9%

Material Fund Change [Text Block]
C000035050
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	QCLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$195	1.74%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communications Services and Consumer Staples aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp. (Class A) and Spotify Technology SA and an underweight position in Apple Inc.

Top Detractors from Performance

  Poor stock selection among companies with high adjusted volatility and positive analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were an overweight position in QUALCOMM Incorporated and underweight positions in NVIDIA Corporation and Broadcom Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,561	$10,444	$10,435	$9,959
7/31/2017	$10,978	$12,130	$12,318	$11,696
7/31/2018	$13,879	$14,118	$15,132	$14,066
7/31/2019	$15,331	$15,113	$16,770	$15,351
7/31/2020	$19,314	$16,765	$21,774	$18,872
7/31/2021	$25,883	$23,258	$29,760	$25,580
7/31/2022	$23,398	$21,548	$26,210	$20,904
7/31/2023	$27,537	$24,273	$30,747	$23,888
7/31/2024	$35,591	$29,389	$39,029	$29,469
7/31/2025	$44,547	$33,998	$48,297	$35,664

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	23.22%	17.83%	16.11%
Class C Shares without sales load	24.22%	17.83%	16.11%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 1000® Growth Index	23.75%	17.28%	17.05%
Morningstar Large Growth Funds Category	20.58%	13.52%	13.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,324,886,978
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 13,040,469
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,324,886,978 Number of Investments101 Portfolio Turnover58% Total Advisory Fees Paid$13,040,469
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Energy	0.1%
Utilities	0.4%
Materials	0.9%
Consumer Staples	3.0%
Financials	5.6%
Industrials	6.6%
Health Care	7.0%
Communication Services	11.9%
Consumer Discretionary	12.1%
Information Technology	49.9%

Material Fund Change [Text Block]
C000035051
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	QILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communications Services and Consumer Staples aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp. (Class A) and Spotify Technology SA and an underweight position in Apple Inc.

Top Detractors from Performance

  Poor stock selection among companies with high adjusted volatility and positive analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were an overweight position in QUALCOMM Incorporated and underweight positions in NVIDIA Corporation and Broadcom Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,660	$10,444	$10,435	$9,959
7/31/2017	$11,205	$12,130	$12,318	$11,696
7/31/2018	$14,302	$14,118	$15,132	$14,066
7/31/2019	$15,960	$15,113	$16,770	$15,351
7/31/2020	$20,304	$16,765	$21,774	$18,872
7/31/2021	$27,469	$23,258	$29,760	$25,580
7/31/2022	$25,082	$21,548	$26,210	$20,904
7/31/2023	$29,817	$24,273	$30,747	$23,888
7/31/2024	$38,624	$29,389	$39,029	$29,469
7/31/2025	$48,476	$33,998	$48,297	$35,664

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	25.51%	19.01%	17.10%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 1000® Growth Index	23.75%	17.28%	17.05%
Morningstar Large Growth Funds Category	20.58%	13.52%	13.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,324,886,978
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 13,040,469
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,324,886,978 Number of Investments101 Portfolio Turnover58% Total Advisory Fees Paid$13,040,469
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Energy	0.1%
Utilities	0.4%
Materials	0.9%
Consumer Staples	3.0%
Financials	5.6%
Industrials	6.6%
Health Care	7.0%
Communication Services	11.9%
Consumer Discretionary	12.1%
Information Technology	49.9%

Material Fund Change [Text Block]
C000250224
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	QRLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

  Strong stock selection among younger companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communications Services and Consumer Staples aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp. (Class A) and Spotify Technology SA and an underweight position in Apple Inc.

Top Detractors from Performance

  Poor stock selection among companies with high adjusted volatility and positive analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were an overweight position in QUALCOMM Incorporated and underweight positions in NVIDIA Corporation and Broadcom Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,660	$10,444	$10,435	$9,959
7/31/2017	$11,205	$12,130	$12,318	$11,696
7/31/2018	$14,302	$14,118	$15,132	$14,066
7/31/2019	$15,960	$15,113	$16,770	$15,351
7/31/2020	$20,304	$16,765	$21,774	$18,872
7/31/2021	$27,469	$23,258	$29,760	$25,580
7/31/2022	$25,082	$21,548	$26,210	$20,904
7/31/2023	$29,817	$24,273	$30,747	$23,888
7/31/2024	$38,624	$29,389	$39,029	$29,469
7/31/2025	$48,465	$33,998	$48,297	$35,664

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Referencea	25.48%	19.01%	17.10%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 1000® Growth Index	23.75%	17.28%	17.05%
Morningstar Large Growth Funds Category	20.58%	13.52%	13.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 3,324,886,978
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 13,040,469
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,324,886,978 Number of Investments101 Portfolio Turnover58% Total Advisory Fees Paid$13,040,469
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Energy	0.1%
Utilities	0.4%
Materials	0.9%
Consumer Staples	3.0%
Financials	5.6%
Industrials	6.6%
Health Care	7.0%
Communication Services	11.9%
Consumer Discretionary	12.1%
Information Technology	49.9%

Material Fund Change [Text Block]
C000035043
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class A Shares
Trading Symbol	QAACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and solid stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction contributed positively to Fund relative performance.

   By sector, stock selection in Industrials and Health Care aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp (Class A) and Spotify Technology SA.

Top Detractors from Performance

  Weak stock selection among companies with a strong one-year return, positive analyst conviction and flat or improving earnings to price ratio detracted from Fund relative performance.

  Top individual Fund holdings that detracted from performance were underweight positions in NVIDIA Corporation and Broadcom Inc. and an overweight position in Veralto Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Morningstar Large Blend Funds Category
7/31/2015	$9,448	$10,000	$10,000
7/31/2016	$9,391	$10,444	$10,168
7/31/2017	$10,852	$12,130	$11,690
7/31/2018	$13,108	$14,118	$13,402
7/31/2019	$14,125	$15,113	$14,197
7/31/2020	$15,495	$16,765	$15,251
7/31/2021	$21,446	$23,258	$20,697
7/31/2022	$20,385	$21,548	$19,340
7/31/2023	$23,310	$24,273	$21,539
7/31/2024	$29,449	$29,389	$25,729
7/31/2025	$36,444	$33,998	$29,202

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	16.94%	17.32%	13.81%
Class A Shares without sales load	23.75%	18.65%	14.45%
Russell 3000® Index	15.68%	15.19%	13.02%
Morningstar Large Blend Funds Category	13.48%	13.85%	11.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 2,370,233,365
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 8,981,760
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,370,233,365 Number of Investments176 Portfolio Turnover62% Total Advisory Fees Paid$8,981,760
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.2%
Real Estate	1.6%
Energy	2.1%
Materials	2.3%
Consumer Staples	5.9%
Industrials	9.4%
Health Care	9.6%
Consumer Discretionary	9.7%
Communication Services	10.3%
Financials	15.1%
Information Technology	30.6%

Material Fund Change [Text Block]
C000035044
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class C Shares
Trading Symbol	QCACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$201	1.80%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and solid stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction contributed positively to Fund relative performance.

   By sector, stock selection in Industrials and Health Care aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp (Class A) and Spotify Technology SA.

Top Detractors from Performance

  Weak stock selection among companies with a strong one-year return, positive analyst conviction and flat or improving earnings to price ratio detracted from Fund relative performance.

  Top individual Fund holdings that detracted from performance were underweight positions in NVIDIA Corporation and Broadcom Inc. and an overweight position in Veralto Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Russell 3000® Index	Morningstar Large Blend Funds Category
7/31/2015	$10,000	$10,000	$10,000
7/31/2016	$9,857	$10,444	$10,168
7/31/2017	$11,308	$12,130	$11,690
7/31/2018	$13,559	$14,118	$13,402
7/31/2019	$14,502	$15,113	$14,197
7/31/2020	$15,786	$16,765	$15,251
7/31/2021	$21,686	$23,258	$20,697
7/31/2022	$20,457	$21,548	$19,340
7/31/2023	$23,218	$24,273	$21,539
7/31/2024	$29,334	$29,389	$25,729
7/31/2025	$36,301	$33,998	$29,202

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	21.83%	17.76%	13.76%
Class C Shares without sales load	22.83%	17.76%	13.76%
Russell 3000® Index	15.68%	15.19%	13.02%
Morningstar Large Blend Funds Category	13.48%	13.85%	11.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 2,370,233,365
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 8,981,760
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,370,233,365 Number of Investments176 Portfolio Turnover62% Total Advisory Fees Paid$8,981,760
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.2%
Real Estate	1.6%
Energy	2.1%
Materials	2.3%
Consumer Staples	5.9%
Industrials	9.4%
Health Care	9.6%
Consumer Discretionary	9.7%
Communication Services	10.3%
Financials	15.1%
Information Technology	30.6%

Material Fund Change [Text Block]
C000035045
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	QIACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and solid stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction contributed positively to Fund relative performance.

   By sector, stock selection in Industrials and Health Care aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp (Class A) and Spotify Technology SA.

Top Detractors from Performance

  Weak stock selection among companies with a strong one-year return, positive analyst conviction and flat or improving earnings to price ratio detracted from Fund relative performance.

  Top individual Fund holdings that detracted from performance were underweight positions in NVIDIA Corporation and Broadcom Inc. and an overweight position in Veralto Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Morningstar Large Blend Funds Category
7/31/2015	$10,000	$10,000	$10,000
7/31/2016	$9,966	$10,444	$10,168
7/31/2017	$11,550	$12,130	$11,690
7/31/2018	$13,993	$14,118	$13,402
7/31/2019	$15,123	$15,113	$14,197
7/31/2020	$16,637	$16,765	$15,251
7/31/2021	$23,097	$23,258	$20,697
7/31/2022	$22,019	$21,548	$19,340
7/31/2023	$25,254	$24,273	$21,539
7/31/2024	$32,003	$29,389	$25,729
7/31/2025	$39,730	$33,998	$29,202

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	24.14%	19.02%	14.79%
Russell 3000® Index	15.68%	15.19%	13.02%
Morningstar Large Blend Funds Category	13.48%	13.85%	11.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 2,370,233,365
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 8,981,760
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,370,233,365 Number of Investments176 Portfolio Turnover62% Total Advisory Fees Paid$8,981,760
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.2%
Real Estate	1.6%
Energy	2.1%
Materials	2.3%
Consumer Staples	5.9%
Industrials	9.4%
Health Care	9.6%
Consumer Discretionary	9.7%
Communication Services	10.3%
Financials	15.1%
Information Technology	30.6%

Material Fund Change [Text Block]
C000043497
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class R6 Shares
Trading Symbol	QKACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$82	0.73%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

  An underweight position in and solid stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction contributed positively to Fund relative performance.

   By sector, stock selection in Industrials and Health Care aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp (Class A) and Spotify Technology SA.

Top Detractors from Performance

  Weak stock selection among companies with a strong one-year return, positive analyst conviction and flat or improving earnings to price ratio detracted from Fund relative performance.

  Top individual Fund holdings that detracted from performance were underweight positions in NVIDIA Corporation and Broadcom Inc. and an overweight position in Veralto Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Morningstar Large Blend Funds Category
7/31/2015	$10,000	$10,000	$10,000
7/31/2016	$9,895	$10,444	$10,168
7/31/2017	$11,458	$12,130	$11,690
7/31/2018	$13,883	$14,118	$13,402
7/31/2019	$15,006	$15,113	$14,197
7/31/2020	$16,506	$16,765	$15,251
7/31/2021	$22,917	$23,258	$20,697
7/31/2022	$21,849	$21,548	$19,340
7/31/2023	$25,066	$24,273	$21,539
7/31/2024	$31,763	$29,389	$25,729
7/31/2025	$39,434	$33,998	$29,202

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	24.15%	19.03%	14.71%
Russell 3000® Index	15.68%	15.19%	13.02%
Morningstar Large Blend Funds Category	13.48%	13.85%	11.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 2,370,233,365
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 8,981,760
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,370,233,365 Number of Investments176 Portfolio Turnover62% Total Advisory Fees Paid$8,981,760
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	1.2%
Real Estate	1.6%
Energy	2.1%
Materials	2.3%
Consumer Staples	5.9%
Industrials	9.4%
Health Care	9.6%
Consumer Discretionary	9.7%
Communication Services	10.3%
Financials	15.1%
Information Technology	30.6%

Material Fund Change [Text Block]
C000035055
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class A Shares
Trading Symbol	QABGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$139	1.30%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  Domestic equity security selection positively affected Fund relative performance.

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  By sector, domestic equity security selection in Information Technology, Healthcare and Industrials aided performance.

Top Detractors from Performance

  The allocation to real estate investment trusts detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

  By sector, domestic equity security selection in Consumer Discretionary, Energy and Materials detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category
7/31/2015	$9,552	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,516	$10,561	$10,594	$10,600	$10,178
7/31/2017	$10,383	$12,256	$10,539	$11,574	$11,138
7/31/2018	$11,620	$14,246	$10,455	$12,643	$11,903
7/31/2019	$12,234	$15,384	$11,299	$13,714	$12,410
7/31/2020	$13,344	$17,223	$12,443	$15,338	$13,087
7/31/2021	$16,455	$23,500	$12,356	$18,485	$16,120
7/31/2022	$15,295	$22,410	$11,229	$17,347	$14,872
7/31/2023	$16,255	$25,327	$10,851	$18,462	$15,700
7/31/2024	$18,913	$30,936	$11,405	$21,260	$17,648
7/31/2025	$21,431	$35,989	$11,790	$23,633	$19,264

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	8.23%	8.93%	7.92%
Class A Shares without sales load	13.31%	9.94%	8.42%
S&P 500 Index	16.33%	15.88%	13.66%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	11.16%	9.03%	8.98%
Morningstar Moderate Allocation Funds Category	9.22%	8.01%	6.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 281,524,609
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 1,870,977
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$281,524,609 Number of Investments496 Portfolio Turnover82% Total Advisory Fees Paid$1,870,977
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Mortgage-Backed Securities	1.2%
Collaterized Mortgage Obligations	1.3%
Asset-Backed Securities	2.7%
Project and Trade Finance Core Fund	2.8%
Cash Equivalents	3.2%
Mortgage Core Fund	7.5%
U.S. Treasuries	7.6%
Corporate Bonds	8.1%
International Equity Securities (including International Exchange-Traded Funds)	8.1%
Domestic Equity Securities	54.4%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.3%
Energy	1.9%
Materials	2.6%
Real Estate	4.8%
Consumer Staples	5.8%
Consumer Discretionary	9.6%
Health Care	9.6%
Communication Services	10.0%
Industrials	10.0%
Financials	14.8%
Information Technology	29.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 28, 2025, the Fund’s Class A Shares maximum sales charge (load) on purchases (as a percentage of offering price) was reduced from 5.50% to 4.50%. As a result of the reduction to the Class A Shares maximum sales charge (load), an investor’s aggregate purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Material Fund Change Expenses [Text Block]

     Effective January 28, 2025, the Fund’s Class A Shares maximum sales charge (load) on purchases (as a percentage of offering price) was reduced from 5.50% to 4.50%. As a result of the reduction to the Class A Shares maximum sales charge (load), an investor’s aggregate purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000035056
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class C Shares
Trading Symbol	QCBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$221	2.08%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  Domestic equity security selection positively affected Fund relative performance.

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  By sector, domestic equity security selection in Information Technology, Healthcare and Industrials aided performance.

Top Detractors from Performance

  The allocation to real estate investment trusts detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

  By sector, domestic equity security selection in Consumer Discretionary, Energy and Materials detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,890	$10,561	$10,594	$10,600	$10,178
7/31/2017	$10,704	$12,256	$10,539	$11,574	$11,138
7/31/2018	$11,891	$14,246	$10,455	$12,643	$11,903
7/31/2019	$12,431	$15,384	$11,299	$13,714	$12,410
7/31/2020	$13,457	$17,223	$12,443	$15,338	$13,087
7/31/2021	$16,467	$23,500	$12,356	$18,485	$16,120
7/31/2022	$15,189	$22,410	$11,229	$17,347	$14,872
7/31/2023	$16,017	$25,327	$10,851	$18,462	$15,700
7/31/2024	$18,637	$30,936	$11,405	$21,260	$17,648
7/31/2025	$21,118	$35,989	$11,790	$23,633	$19,264

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	11.44%	9.09%	7.76%
Class C Shares without sales load	12.44%	9.09%	7.76%
S&P 500 Index	16.33%	15.88%	13.66%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	11.16%	9.03%	8.98%
Morningstar Moderate Allocation Funds Category	9.22%	8.01%	6.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 281,524,609
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 1,870,977
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$281,524,609 Number of Investments496 Portfolio Turnover82% Total Advisory Fees Paid$1,870,977
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Mortgage-Backed Securities	1.2%
Collaterized Mortgage Obligations	1.3%
Asset-Backed Securities	2.7%
Project and Trade Finance Core Fund	2.8%
Cash Equivalents	3.2%
Mortgage Core Fund	7.5%
U.S. Treasuries	7.6%
Corporate Bonds	8.1%
International Equity Securities (including International Exchange-Traded Funds)	8.1%
Domestic Equity Securities	54.4%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.3%
Energy	1.9%
Materials	2.6%
Real Estate	4.8%
Consumer Staples	5.8%
Consumer Discretionary	9.6%
Health Care	9.6%
Communication Services	10.0%
Industrials	10.0%
Financials	14.8%
Information Technology	29.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 28, 2025, the Fund’s Class A Shares maximum sales charge (load) on purchases (as a percentage of offering price) was reduced from 5.50% to 4.50%. As a result of the reduction to the Class A Shares maximum sales charge (load), an investor’s aggregate purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Material Fund Change Expenses [Text Block]

     Effective January 28, 2025, the Fund’s Class A Shares maximum sales charge (load) on purchases (as a percentage of offering price) was reduced from 5.50% to 4.50%. As a result of the reduction to the Class A Shares maximum sales charge (load), an investor’s aggregate purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000035057
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Institutional Shares
Trading Symbol	QIBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$113	1.06%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  Domestic equity security selection positively affected Fund relative performance.

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  By sector, domestic equity security selection in Information Technology, Healthcare and Industrials aided performance.

Top Detractors from Performance

  The allocation to real estate investment trusts detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

  By sector, domestic equity security selection in Consumer Discretionary, Energy and Materials detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,993	$10,561	$10,594	$10,600	$10,178
7/31/2017	$10,929	$12,256	$10,539	$11,574	$11,138
7/31/2018	$12,257	$14,246	$10,455	$12,643	$11,903
7/31/2019	$12,944	$15,384	$11,299	$13,714	$12,410
7/31/2020	$14,153	$17,223	$12,443	$15,338	$13,087
7/31/2021	$17,491	$23,500	$12,356	$18,485	$16,120
7/31/2022	$16,298	$22,410	$11,229	$17,347	$14,872
7/31/2023	$17,369	$25,327	$10,851	$18,462	$15,700
7/31/2024	$20,255	$30,936	$11,405	$21,260	$17,648
7/31/2025	$23,011	$35,989	$11,790	$23,633	$19,264

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	13.60%	10.21%	8.69%
S&P 500 Index	16.33%	15.88%	13.66%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	11.16%	9.03%	8.98%
Morningstar Moderate Allocation Funds Category	9.22%	8.01%	6.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 281,524,609
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 1,870,977
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$281,524,609 Number of Investments496 Portfolio Turnover82% Total Advisory Fees Paid$1,870,977
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Mortgage-Backed Securities	1.2%
Collaterized Mortgage Obligations	1.3%
Asset-Backed Securities	2.7%
Project and Trade Finance Core Fund	2.8%
Cash Equivalents	3.2%
Mortgage Core Fund	7.5%
U.S. Treasuries	7.6%
Corporate Bonds	8.1%
International Equity Securities (including International Exchange-Traded Funds)	8.1%
Domestic Equity Securities	54.4%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.3%
Energy	1.9%
Materials	2.6%
Real Estate	4.8%
Consumer Staples	5.8%
Consumer Discretionary	9.6%
Health Care	9.6%
Communication Services	10.0%
Industrials	10.0%
Financials	14.8%
Information Technology	29.6%

Material Fund Change [Text Block]
C000043498
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class R6 Shares
Trading Symbol	QKBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

  Domestic equity security selection positively affected Fund relative performance.

  An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

  By sector, domestic equity security selection in Information Technology, Healthcare and Industrials aided performance.

Top Detractors from Performance

  The allocation to real estate investment trusts detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

  By sector, domestic equity security selection in Consumer Discretionary, Energy and Materials detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Moderate Allocation Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2016	$9,941	$10,561	$10,594	$10,600	$10,178
7/31/2017	$10,867	$12,256	$10,539	$11,574	$11,138
7/31/2018	$12,198	$14,246	$10,455	$12,643	$11,903
7/31/2019	$12,869	$15,384	$11,299	$13,714	$12,410
7/31/2020	$14,069	$17,223	$12,443	$15,338	$13,087
7/31/2021	$17,403	$23,500	$12,356	$18,485	$16,120
7/31/2022	$16,218	$22,410	$11,229	$17,347	$14,872
7/31/2023	$17,286	$25,327	$10,851	$18,462	$15,700
7/31/2024	$20,165	$30,936	$11,405	$21,260	$17,648
7/31/2025	$22,929	$35,989	$11,790	$23,633	$19,264

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	13.70%	10.26%	8.65%
S&P 500 Index	16.33%	15.88%	13.66%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	11.16%	9.03%	8.98%
Morningstar Moderate Allocation Funds Category	9.22%	8.01%	6.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 281,524,609
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 1,870,977
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$281,524,609 Number of Investments496 Portfolio Turnover82% Total Advisory Fees Paid$1,870,977
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Mortgage-Backed Securities	1.2%
Collaterized Mortgage Obligations	1.3%
Asset-Backed Securities	2.7%
Project and Trade Finance Core Fund	2.8%
Cash Equivalents	3.2%
Mortgage Core Fund	7.5%
U.S. Treasuries	7.6%
Corporate Bonds	8.1%
International Equity Securities (including International Exchange-Traded Funds)	8.1%
Domestic Equity Securities	54.4%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.3%
Energy	1.9%
Materials	2.6%
Real Estate	4.8%
Consumer Staples	5.8%
Consumer Discretionary	9.6%
Health Care	9.6%
Communication Services	10.0%
Industrials	10.0%
Financials	14.8%
Information Technology	29.6%

Material Fund Change [Text Block]
C000035058
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class A Shares
Trading Symbol	QASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$114	1.13%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and solid stock selection among younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in SSR Mining, Inc., ADMA Biologics, Inc., and EMCOR Group.

Top Detractors from Performance

  Weak stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Utilities detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Helen of Troy Limited, Parsons Corporation and Xerox Holdings Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category
7/31/2015	$9,451	$10,000	$10,000	$10,000
7/31/2016	$10,198	$10,444	$10,000	$10,058
7/31/2017	$12,745	$12,130	$11,845	$11,670
7/31/2018	$15,102	$14,118	$14,064	$13,503
7/31/2019	$13,940	$15,113	$13,443	$12,829
7/31/2020	$12,726	$16,765	$12,826	$11,693
7/31/2021	$19,646	$23,258	$19,491	$17,789
7/31/2022	$17,772	$21,548	$16,706	$16,310
7/31/2023	$18,879	$24,273	$18,027	$17,566
7/31/2024	$22,418	$29,389	$20,596	$20,117
7/31/2025	$23,011	$33,998	$20,482	$19,887

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	(3.02%)	11.31%	8.69%
Class A Shares without sales load	2.65%	12.58%	9.31%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Index	(0.55%)	9.81%	7.43%
Morningstar Small Blend Funds Category	(1.03%)	11.13%	7.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,364,561,216
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 10,176,074
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,364,561,216 Number of Investments301 Portfolio Turnover82% Total Advisory Fees Paid$10,176,074
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	2.3%
Communication Services	2.5%
Materials	2.7%
Consumer Staples	3.2%
Energy	3.9%
Real Estate	5.5%
Consumer Discretionary	9.8%
Information Technology	15.0%
Health Care	16.2%
Industrials	18.3%
Financials	18.7%

Material Fund Change [Text Block]
C000035059
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class C Shares
Trading Symbol	QCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$200	1.98%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and solid stock selection among younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in SSR Mining, Inc., ADMA Biologics, Inc., and EMCOR Group.

Top Detractors from Performance

  Weak stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Utilities detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Helen of Troy Limited, Parsons Corporation and Xerox Holdings Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,712	$10,444	$10,000	$10,058
7/31/2017	$13,281	$12,130	$11,845	$11,670
7/31/2018	$15,618	$14,118	$14,064	$13,503
7/31/2019	$14,314	$15,113	$13,443	$12,829
7/31/2020	$12,976	$16,765	$12,826	$11,693
7/31/2021	$19,874	$23,258	$19,491	$17,789
7/31/2022	$17,827	$21,548	$16,706	$16,310
7/31/2023	$18,782	$24,273	$18,027	$17,566
7/31/2024	$22,303	$29,389	$20,596	$20,117
7/31/2025	$22,893	$33,998	$20,482	$19,887

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	0.85%	11.66%	8.63%
Class C Shares without sales load	1.85%	11.66%	8.63%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Index	(0.55%)	9.81%	7.43%
Morningstar Small Blend Funds Category	(1.03%)	11.13%	7.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,364,561,216
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 10,176,074
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,364,561,216 Number of Investments301 Portfolio Turnover82% Total Advisory Fees Paid$10,176,074
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	2.3%
Communication Services	2.5%
Materials	2.7%
Consumer Staples	3.2%
Energy	3.9%
Real Estate	5.5%
Consumer Discretionary	9.8%
Information Technology	15.0%
Health Care	16.2%
Industrials	18.3%
Financials	18.7%

Material Fund Change [Text Block]
C000035060
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	QISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and solid stock selection among younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in SSR Mining, Inc., ADMA Biologics, Inc., and EMCOR Group.

Top Detractors from Performance

  Weak stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Utilities detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Helen of Troy Limited, Parsons Corporation and Xerox Holdings Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,824	$10,444	$10,000	$10,058
7/31/2017	$13,556	$12,130	$11,845	$11,670
7/31/2018	$16,102	$14,118	$14,064	$13,503
7/31/2019	$14,902	$15,113	$13,443	$12,829
7/31/2020	$13,643	$16,765	$12,826	$11,693
7/31/2021	$21,110	$23,258	$19,491	$17,789
7/31/2022	$19,143	$21,548	$16,706	$16,310
7/31/2023	$20,381	$24,273	$18,027	$17,566
7/31/2024	$24,271	$29,389	$20,596	$20,117
7/31/2025	$24,978	$33,998	$20,482	$19,887

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	2.91%	12.86%	9.59%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Index	(0.55%)	9.81%	7.43%
Morningstar Small Blend Funds Category	(1.03%)	11.13%	7.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,364,561,216
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 10,176,074
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,364,561,216 Number of Investments301 Portfolio Turnover82% Total Advisory Fees Paid$10,176,074
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	2.3%
Communication Services	2.5%
Materials	2.7%
Consumer Staples	3.2%
Energy	3.9%
Real Estate	5.5%
Consumer Discretionary	9.8%
Information Technology	15.0%
Health Care	16.2%
Industrials	18.3%
Financials	18.7%

Material Fund Change [Text Block]
C000170839
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class R6 Shares
Trading Symbol	QLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and solid stock selection among younger companies with strong one-year returns and positive analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in SSR Mining, Inc., ADMA Biologics, Inc., and EMCOR Group.

Top Detractors from Performance

  Weak stock selection among companies with flat or worsening earnings to price ratio and negative analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Utilities detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Helen of Troy Limited, Parsons Corporation and Xerox Holdings Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Russell 2000® Index	Morningstar Small Blend Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,789	$10,444	$10,000	$10,058
7/31/2017	$13,512	$12,130	$11,845	$11,670
7/31/2018	$16,050	$14,118	$14,064	$13,503
7/31/2019	$14,855	$15,113	$13,443	$12,829
7/31/2020	$13,601	$16,765	$12,826	$11,693
7/31/2021	$21,053	$23,258	$19,491	$17,789
7/31/2022	$19,095	$21,548	$16,706	$16,310
7/31/2023	$20,331	$24,273	$18,027	$17,566
7/31/2024	$24,212	$29,389	$20,596	$20,117
7/31/2025	$24,919	$33,998	$20,482	$19,887

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	2.92%	12.87%	9.56%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Index	(0.55%)	9.81%	7.43%
Morningstar Small Blend Funds Category	(1.03%)	11.13%	7.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,364,561,216
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 10,176,074
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,364,561,216 Number of Investments301 Portfolio Turnover82% Total Advisory Fees Paid$10,176,074
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	2.3%
Communication Services	2.5%
Materials	2.7%
Consumer Staples	3.2%
Energy	3.9%
Real Estate	5.5%
Consumer Discretionary	9.8%
Information Technology	15.0%
Health Care	16.2%
Industrials	18.3%
Financials	18.7%

Material Fund Change [Text Block]
C000035061
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	QASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in EMCOR Group, Inc., Brinker International, Inc., and Turning Point Brands Inc.

Top Detractors from Performance

  Negative stock selection among younger companies with very high analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Rocket Lab Corporation and Carpenter Technology Corporation and an overweight position in Impinj, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category
7/31/2015	$9,451	$10,000	$10,000	$10,000
7/31/2016	$9,668	$10,444	$9,470	$9,475
7/31/2017	$12,182	$12,130	$11,152	$11,148
7/31/2018	$15,045	$14,118	$13,707	$13,697
7/31/2019	$14,612	$15,113	$13,540	$14,146
7/31/2020	$14,988	$16,765	$14,352	$15,366
7/31/2021	$21,287	$23,258	$20,237	$22,216
7/31/2022	$17,359	$21,548	$15,546	$17,197
7/31/2023	$19,299	$24,273	$17,346	$18,553
7/31/2024	$21,722	$29,389	$19,566	$20,686
7/31/2025	$23,231	$33,998	$20,183	$21,330

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	1.05%	7.93%	8.79%
Class A Shares without sales load	6.95%	9.16%	9.41%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Growth Index	3.15%	7.06%	7.27%
Morningstar Small Growth Funds Category	2.85%	6.78%	7.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 491,380,348
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 3,226,616
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$491,380,348 Number of Investments251 Portfolio Turnover91% Total Advisory Fees Paid$3,226,616
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.1%
Real Estate	1.3%
Communication Services	2.0%
Materials	2.0%
Energy	2.4%
Consumer Staples	3.5%
Consumer Discretionary	9.7%
Financials	11.0%
Information Technology	21.6%
Industrials	22.0%
Health Care	22.6%

Material Fund Change [Text Block]
C000035062
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	QCSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$205	1.99%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in EMCOR Group, Inc., Brinker International, Inc., and Turning Point Brands Inc.

Top Detractors from Performance

  Negative stock selection among younger companies with very high analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Rocket Lab Corporation and Carpenter Technology Corporation and an overweight position in Impinj, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,151	$10,444	$9,470	$9,475
7/31/2017	$12,696	$12,130	$11,152	$11,148
7/31/2018	$15,558	$14,118	$13,707	$13,697
7/31/2019	$15,000	$15,113	$13,540	$14,146
7/31/2020	$15,273	$16,765	$14,352	$15,366
7/31/2021	$21,525	$23,258	$20,237	$22,216
7/31/2022	$17,406	$21,548	$15,546	$17,197
7/31/2023	$19,194	$24,273	$17,346	$18,553
7/31/2024	$21,604	$29,389	$19,566	$20,686
7/31/2025	$23,104	$33,998	$20,183	$21,330

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	5.01%	8.26%	8.74%
Class C Shares without sales load	6.01%	8.26%	8.74%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Growth Index	3.15%	7.06%	7.27%
Morningstar Small Growth Funds Category	2.85%	6.78%	7.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 491,380,348
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 3,226,616
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$491,380,348 Number of Investments251 Portfolio Turnover91% Total Advisory Fees Paid$3,226,616
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.1%
Real Estate	1.3%
Communication Services	2.0%
Materials	2.0%
Energy	2.4%
Consumer Staples	3.5%
Consumer Discretionary	9.7%
Financials	11.0%
Information Technology	21.6%
Industrials	22.0%
Health Care	22.6%

Material Fund Change [Text Block]
C000035063
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	QISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in EMCOR Group, Inc., Brinker International, Inc., and Turning Point Brands Inc.

Top Detractors from Performance

  Negative stock selection among younger companies with very high analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Rocket Lab Corporation and Carpenter Technology Corporation and an overweight position in Impinj, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,256	$10,444	$9,470	$9,475
7/31/2017	$12,950	$12,130	$11,152	$11,148
7/31/2018	$16,038	$14,118	$13,707	$13,697
7/31/2019	$15,615	$15,113	$13,540	$14,146
7/31/2020	$16,057	$16,765	$14,352	$15,366
7/31/2021	$22,865	$23,258	$20,237	$22,216
7/31/2022	$18,683	$21,548	$15,546	$17,197
7/31/2023	$20,830	$24,273	$17,346	$18,553
7/31/2024	$23,505	$29,389	$19,566	$20,686
7/31/2025	$25,202	$33,998	$20,183	$21,330

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.22%	9.43%	9.68%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Growth Index	3.15%	7.06%	7.27%
Morningstar Small Growth Funds Category	2.85%	6.78%	7.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 491,380,348
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 3,226,616
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$491,380,348 Number of Investments251 Portfolio Turnover91% Total Advisory Fees Paid$3,226,616
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.1%
Real Estate	1.3%
Communication Services	2.0%
Materials	2.0%
Energy	2.4%
Consumer Staples	3.5%
Consumer Discretionary	9.7%
Financials	11.0%
Information Technology	21.6%
Industrials	22.0%
Health Care	22.6%

Material Fund Change [Text Block]
C000170840
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	QLSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

  An overweight position in and strong stock selection among mature companies with very high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Health Care and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in EMCOR Group, Inc., Brinker International, Inc., and Turning Point Brands Inc.

Top Detractors from Performance

  Negative stock selection among younger companies with very high analyst conviction detracted from Fund relative performance.

  By sector, stock selection in Industrials and Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were underweight positions in Rocket Lab Corporation and Carpenter Technology Corporation and an overweight position in Impinj, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category
7/31/2015	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,239	$10,444	$9,470	$9,475
7/31/2017	$12,930	$12,130	$11,152	$11,148
7/31/2018	$16,007	$14,118	$13,707	$13,697
7/31/2019	$15,590	$15,113	$13,540	$14,146
7/31/2020	$16,038	$16,765	$14,352	$15,366
7/31/2021	$22,835	$23,258	$20,237	$22,216
7/31/2022	$18,669	$21,548	$15,546	$17,197
7/31/2023	$20,814	$24,273	$17,346	$18,553
7/31/2024	$23,489	$29,389	$19,566	$20,686
7/31/2025	$25,183	$33,998	$20,183	$21,330

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference1	7.21%	9.44%	9.68%
Russell 3000® Index	15.68%	15.19%	13.02%
Russell 2000® Growth Index	3.15%	7.06%	7.27%
Morningstar Small Growth Funds Category	2.85%	6.78%	7.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 491,380,348
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 3,226,616
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$491,380,348 Number of Investments251 Portfolio Turnover91% Total Advisory Fees Paid$3,226,616
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.1%
Real Estate	1.3%
Communication Services	2.0%
Materials	2.0%
Energy	2.4%
Consumer Staples	3.5%
Consumer Discretionary	9.7%
Financials	11.0%
Information Technology	21.6%
Industrials	22.0%
Health Care	22.6%

Material Fund Change [Text Block]